3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Total income		¥ 1,023,851		¥ 875,925		¥ 452,978
Interest expense		307,191		262,762		154,402
Interest expense, related parties		162,041		41,339		38,023
Property and management cost		112,030		109,568		109,778
Selling and marketing		181,176		89,620		20,913
General and administrative		204,077		198,787		106,932
Income (loss) from continuing operations before income taxes		(11,596)		(4,830)		(77,771)
Income tax provision (benefit)		(878)		8,534		(17,820)
Income (loss) from continuing operations		(10,718)		(13,364)		(59,951)
Net income (loss)		¥ (8,382)		¥ (12,270)		¥ (8,879)
Earnings (loss) per share
Basic: Continuing operations		¥ (0.23)	[1]	¥ (0.28)	[1]	¥ (1.27)
Basic: Discontinued operations		0.05	[1]	0.02	[1]	1.08
Basic: Earnings (loss) per share	[1]	(0.18)		(0.26)		(0.19)
Diluted: Continuing operations		(0.23)	[1]	(0.28)	[1]	(1.27)
Diluted: Discontinued operations		0.05	[1]	0.02	[1]	1.08
Diluted: Earnings (loss) per share	[1]	¥ (0.18)		¥ (0.26)		¥ (0.19)
Fincera
Total income						¥ 350,511
Interest expense						103,909
Interest expense, related parties						43,606
Property and management cost						12,844
Selling and marketing						14,937
General and administrative						73,575
Income (loss) from continuing operations before income taxes						938
Income tax provision (benefit)						1,706
Income (loss) from continuing operations						(768)
Net income (loss)						¥ 50,301
Earnings (loss) per share
Basic: Continuing operations						¥ (0.01)
Basic: Discontinued operations						1.08
Basic: Earnings (loss) per share						1.07
Diluted: Continuing operations						(0.01)
Diluted: Discontinued operations						1.08
Diluted: Earnings (loss) per share						¥ 1.07
Eastern Eagle
Total income						¥ 115,987
Interest expense						50,493
Interest expense, related parties						442
Property and management cost						96,934
Selling and marketing						5,976
General and administrative						40,851
Income (loss) from continuing operations before income taxes						(78,709)
Income tax provision (benefit)						(19,526)
Income (loss) from continuing operations						(59,183)
Net income (loss)						¥ (59,180)
Earnings (loss) per share
Basic: Continuing operations						¥ (1.26)
Basic: Discontinued operations						0
Basic: Earnings (loss) per share						(1.26)
Diluted: Continuing operations						(1.26)
Diluted: Discontinued operations						0
Diluted: Earnings (loss) per share						¥ (1.26)
Adjustments/Elimination
Total income						¥ (13,520)
Interest expense						0
Interest expense, related parties						(6,025)
Property and management cost						0
Selling and marketing						0
General and administrative						(7,494)
Income (loss) from continuing operations before income taxes						0
Income tax provision (benefit)						0
Income (loss) from continuing operations						0
Net income (loss)						¥ 0
Earnings (loss) per share
Basic: Continuing operations						¥ 0
Basic: Discontinued operations						0
Basic: Earnings (loss) per share						0
Diluted: Continuing operations						0
Diluted: Discontinued operations						0
Diluted: Earnings (loss) per share						¥ 0

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Fincera's 2 for 1 stock split, which was effective on November 1, 2017.